Financial risk management and derivative financial instruments - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Sep. 30, 2025 EUR (€)
Disclosure of financial risk management [line items]
Ratio between the hedged item and the hedging instrument	1			1
Gain (loss) on hedged item	$ 151	$ (90)
Gains (losses) on net investment hedges	35	(7)	$ 15
Cash and cash equivalents with restrictions on use	$ 27	$ 22
Cash flow leverage ratio	2.50	2.34		2.50
Below BBB-
Disclosure of financial risk management [line items]
Additional step-up coupon rate payable	1.25%			1.25%
Below Baa3
Disclosure of financial risk management [line items]
Additional step-up coupon rate payable	1.25%			1.25%
Minimum
Disclosure of financial risk management [line items]
cash flow expected stated ratio	2.5			2.5
Maximum
Disclosure of financial risk management [line items]
cash flow expected stated ratio	3.0			3.0
Currency swaps
Disclosure of financial risk management [line items]
(Loss) gain relating to other fair value movements	$ (37)	$ 28
Interest rate risk | Significant interest rate benchmarks subject to interest rate benchmark reform
Disclosure of financial risk management [line items]
Fixed Interest rate borrowings	100.00%	100.00%		100.00%
Interest rate risk | Minimum | Significant interest rate benchmarks subject to interest rate benchmark reform
Disclosure of financial risk management [line items]
Fixed Interest rate borrowings	50.00%			50.00%
Liquidity risk
Disclosure of financial risk management [line items]
Cash and cash equivalents with restrictions on use	$ 4	$ 2
Carrying Amounts | Currency swaps
Disclosure of financial risk management [line items]
Gain (loss) on carrying amount	$ 145	$ (102)
€500m 2.125% bonds 2027
Disclosure of financial risk management [line items]
Swaps held by Group | €				€ 500
Interest rate	2.125%			2.125%
€600m 4.375% bonds 2029
Disclosure of financial risk management [line items]
Swaps held by Group | €				€ 600
Interest rate	4.375%			4.375%
EUR750m 3.625% bonds 2031
Disclosure of financial risk management [line items]
Swaps held by Group | €				€ 750
Interest rate	3.625%			3.625%
€850m 3.375% bonds 2030
Disclosure of financial risk management [line items]
Swaps held by Group | €				€ 850	€ 850
Interest rate	3.375%			3.375%
Revolving Credit Facilities
Disclosure of financial risk management [line items]
Interest margin payable	0.45%			0.45%